KAYNE ANDERSON ENERGY INFRASTRUCTURE FUND, INC.
SCHEDULE OF INVESTMENTS
AUGUST 31, 2024
(amounts in 000’s)
(UNAUDITED)

Description	No. of Shares/Units	Value
Long-Term Investments — 139.7%
Equity Investments(1) — 139.7%
Midstream Energy Company(2) — 129.7%
Antero Midstream Corporation	2,218	$32,988
Archrock, Inc.	1,132	22,900
Aris Water Solutions, Inc.	745	12,535
Cheniere Energy, Inc.	1,016	188,285
DT Midstream, Inc.	531	41,731
Enbridge Inc.(3)	2,977	119,615
Energy Transfer LP	17,059	274,650
Enterprise Products Partners L.P.	8,955	262,747
Hess Midstream LP	1,474	55,067
Kinder Morgan, Inc.	7,545	162,750
Kinetik Holdings Inc.	734	32,482
MPLX LP	3,904	167,414
MPLX LP — Convertible Preferred Units(4)(5)(6)	2,255	96,711
ONEOK, Inc.	2,393	221,057
Pembina Pipeline Corporation(3)	3,167	127,561
Plains All American Pipeline, L.P.	7,105	127,471
Sentinel Midstream Highline JV Holdings LLC(4)(5)(7)(8)	1,500	33,750
Streamline Innovations Holdings, Inc. — Series C Preferred Shares(4)(5)(8)(9)(10)	5,500	35,750
Targa Resources Corp.	1,381	202,869
TC Energy Corporation(3)(11)	2,222	102,956
The Williams Companies, Inc.	6,008	274,986
Western Midstream Partners, LP	4,367	168,470
		2,764,745
Utility Company(2) — 6.2%
Entergy Corporation	202	24,401
NextEra Energy, Inc.	554	44,577
Sempra Energy	770	63,259
		132,237
Energy Company(2) — 3.8%
Exxon Mobil Corporation	92	10,887
Phillips 66	134	18,751
Shell plc — ADR(3)(12)	709	50,815
		80,453
Total Long-Term Investments — (Cost — $2,411,989)		2,977,435

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY INFRASTRUCTURE FUND, INC.
SCHEDULE OF INVESTMENTS
AUGUST 31, 2024
(amounts in 000’s)
(UNAUDITED)

Description	No. of Shares/Units	Value
Short-Term Investment — Money Market Fund — 0.1%
First American Money Market Fund Treasury Obligations Fund — Class X Shares, 5.17%(13) (Cost — $1,338)	1,338	$1,338
Total Investments — 139.8% (Cost — $2,413,327)		2,978,773

Debt		(435,432)
Mandatory Redeemable Preferred Stock at Liquidation Value		(153,094)
Current Income Tax Liability, net		(4,387)
Deferred Income Tax Liability, net		(247,354)
Other Liabilities in Excess of Other Assets		(7,727)
Net Assets Applicable to Common Stockholders		$2,130,779

____________

(1)     Unless otherwise noted, equity investments are common units/common shares.

(2)     Refer to Glossary of Key Terms for definitions of Energy Company, Midstream Energy Company and Utility Company.

(3)     Foreign security.

(4)     Fair valued on a recurring basis using significant unobservable inputs (Level 3). See Notes 2 and 3 in Notes to Financial Statements.

(5)     The Company’s ability to sell this security is subject to certain legal or contractual restrictions. As of August 31, 2024, the aggregate value of restricted securities held by the Company was $166,211 (5.6% of total assets). See Note 7 — Restricted Securities.

(6)     MPLX LP (“MPLX”) Series A Convertible Preferred Units (“MPLX Convertible Preferred Units”) are convertible on a one-for-one basis into common units of MPLX and are senior to the common units in terms of liquidation preference and priority of distributions. See Note 3 — Fair Value.

(7)     Sentinel Midstream Highline JV Holdings LLC (“Sentinel Midstream”) is a privately-held company that operates energy infrastructure assets near the Texas and Louisiana Gulf Coast which are referred to as Enercoast Energy Infrastructure (“EEI”). The Company is the owner of Series A-2 units which represent a membership interest in Sentinel Midstream (“Sentinel-EEI Series A-2 Units”). The Sentinel-EEI Series A-2 Units are pari passu with Series A-1 Units, and are senior to other classes of common equity in terms of liquidation preference and priority of distributions. See Note 3 — Fair Value.

(8)     The Company believes that it is an affiliate of Sentinel Midstream and Streamline Innovations Holdings, Inc. (“Streamline”). See Note 5 — Agreements and Affiliations.

(9)     Security is non-income producing.

(10)   Streamline is a privately-held company. Streamline Series C Preferred Shares are convertible into common equity at any time at the Company’s option and are senior to common equity and Series A and Series B preferred shares in terms of liquidation preference and priority of distributions. Streamline Series C Preferred Shares are entitled to receive a quarterly dividend beginning on March 31, 2025, at an annual rate of 12.0%, which rate shall increase 2.0% each year thereafter to a maximum rate of 18.0%. Streamline Series C Preferred Shares are redeemable by Streamline at any time after March 31, 2025, at a price sufficient for the Company to achieve a 20.0% internal rate of return on its investment.

(11)   On October 1, 2024, TC Energy Corporation (“TRP”) completed the spinoff of its liquids pipelines business into South Bow Corporation (“SOBO”). As a result of the spinoff transaction, TRP shareholders received one new TRP common share and 0.2 shares of SOBO for each share of TRP held as of September 25, 2024.

(12)   ADR — American Depositary Receipt.

(13)   The rate indicated is the yield as of August 31, 2024.

See accompanying notes to financial statements.

KAYNE ANDERSON ENERGY INFRASTRUCTURE FUND, INC.
SCHEDULE OF INVESTMENTS
AUGUST 31, 2024
(amounts in 000’s)
(UNAUDITED)

At August 31, 2024, the Company’s geographic allocation was as follows:

Geographic Location	% of Long-Term Investments
United States	86.5%
Canada	11.8%
Europe/U.K.	1.7%

See accompanying notes to financial statements.